ROU ASSET AND LEASES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 01, 2025	Aug. 31, 2025	May 31, 2026
Rou Asset And Leases
Estimated incremental borrowing rate	4.75%	10.00%	10.00%
ROU asset and the lease liability recognized	$ 19,396	$ 19,396